Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,907,027.04
Previously Paid Amount	0.00
Total Fee Amount	3,992.06
Total Offset Amount	0.00
Net Fee	$ 3,992.06